JOHN HANCOCK INVESTMENT TRUST

200 Berkeley Street

Boston, MA 02116

April 14, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:

John Hancock Global Environmental Opportunities Fund (the “Fund”)

File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 209 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 161 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Fund as a new series of the Trust and to register Class A, C, I, R6, and NAV shares of the Fund. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call Abigail Hemnes of K&L Gates LLP at (617) 951-9053, or the undersigned at (617) 663-3679.

Sincerely,
/s/ Mara Moldwin
Mara Moldwin Assistant Secretary of the Trust

CC: Abigail Hemnes